Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Schedule of accounts receivable
	December 31, 2014	December 31, 2013

Accounts receivable	$1,509,736	$119
Allowance for doubtful accounts	1,380,902	-
Accounts receivable, net	$128,834	$119

Schedule of intangible assets
	December 31, 2014	December 31, 2013

Patent costs	$30,760	$30,760
Accumulated amortization	4,268	-
Patent costs, net	$26,492	$30,760

Schedule of antidilutive securities excluded from computation of earnings per share
	Twelve months ended
	December 31,
	2014	2013
Convertible preferred stock	1,984,870	1,919,573
Options	3,755,000	2,923,205
Warrants	5,115,531	3,342,504
	10,855,378	8,185,282

Schedule of lease merchandise
	December 31, 2014	December 31, 2013

Lease merchandise at cost	$6,929,509	$8,128
Accumulated depreciation	2,160,591	124
Impairment reserve	527,000	-
Lease merchandise, net	$4,241,918	$8,004